CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net income (loss)	$ 4,411		$ (855)		$ 1,118
Available for sale securities:
Net unrealized holding gains (losses)	883		(3,308)		1,258
Reclassification adjustment for (gains) losses recognized in net income (loss)(1)	(42)	[1]	762	[1]	(180)	[1]
Plus: credit portion of OTTI losses recognized in net income (loss)(2)	0	[2]	5	[2]	81	[2]
Plus: noncredit portion of OTTI losses	0		176		934
Net unrealized holding gains (losses) on available for sale securities	841		(2,365)		2,093
Net unrealized gain (loss) on interest-rate swap derivative	102		104		(5)
Other comprehensive income (loss)	943		(2,261)		2,088
Comprehensive income (loss)	5,354		(3,116)		3,206
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	22		(393)		93
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Tax	$ 0		$ (3)		$ (42)

[1]	(1) Amounts are included in net gain (loss) on the sale of securities in noninterest income on the consolidated statements of operations. Income tax expense (benefit) associated with the reclassification adjustment for the years ended December 31, 2014, 2013 and 2012 was $22,000, $(393,000) and $93,000, respectively.
[2]	(2) Amounts are included in net impairment losses recognized in noninterest income on the consolidated statements of operations. Income tax benefit associated with the reclassification adjustment for the years ended December 31, 2014, 2013 and 2012 totaled $0, $3,000 and $42,000, respectively